Significant Accounting Policies - Schedule of Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplier Concentration Risk | Inventories | Inventory Supplier A
Concentration Risk [Line Items]
Concentration risk (as a percent)		13.90%
Supplier Concentration Risk | Inventories | Inventory Supplier B
Concentration Risk [Line Items]
Concentration risk (as a percent)		12.60%
Supplier Concentration Risk | Inventories | Inventory Supplier C
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner A
Concentration Risk [Line Items]
Concentration risk (as a percent)	49.90%	33.90%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner B
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.30%	36.30%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company A
Concentration Risk [Line Items]
Concentration risk (as a percent)	20.40%	17.10%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company B
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.10%	11.30%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company C
Concentration Risk [Line Items]
Concentration risk (as a percent)		11.20%